united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

IRON HORSE FUND

Semi-Annual Report

September 30, 2015

1-855-241-7514

www.ironhorsefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Semi-Annual Shareholder Report

The Iron Horse Fund Class I (the “Fund”) was down 2.1% during the six months, ended September 30, 2015. During that same period the S&P 500 was down 6.2%. The covered call index BXM was down 0.5% over that same period. The Fund outperformed the S&P 500 and underperformed the BXM over the six month period. We believe the nature of our stock selection and the writing of covered calls were the most prominent reasons for this performance. Next to that we believe that the volatility will increase in the coming quarters, and that will be beneficial for our single stock option writing, i.e. we will collect more income.

During last six months, the Fund was mostly equal sector weighted relative to the S&P 500. The covered call strategies the Fund utilizes seek to do well in a sideways to lower trending market. This is what the Fund managers’ long term experience in managing covered call strategies has taught. The Fund performance in relation to the Morningstar Long/Short category is an outperformance of 2.8%. We attribute that to the fact of the higher income received and the hedges put on by the fund. The performance of this category was -4.9%.

Our covered call strategy on average seeks to run at 50-60% of the market risk. When the market trends upward like it has over the last year, a covered call strategy can tend to underperform a long only strategy. The goal of the strategy is not to outperform the market on every market interval, but to seek a good total return with less risk than the market.

Sincerely,

The Iron Horse Fund Team

09/30/2015

6510-NLD-10/19/2015

IRON HORSE FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the periods ended September 30, 2015, as compared to its benchmarks:

			Inception -	Inception -
	Six Months	One Year	March 31, 2015 (a)	March 31, 2015 (b)
Iron Horse Fund - Class A	(2.35)%	(3.12)%	5.23%	N/A
Iron Horse Fund - Class A with Load	(7.94)%	(8.70)%	3.77%	N/A
Iron Horse Fund - Class I	(2.13)%	(2.78)%	N/A	7.69%
S&P 500 Total Return Index (c)	(6.18)%	(0.61)%	10.97%	14.43%
CBOE S&P Buy Write Index (d)	(0.49)%	0.36%	6.62%	7.67%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated July 29, 2015 is 1.88% for the Class A and 1.63% for the Class I Shares. Class A shares are subject to a sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-855-241-7514.

(a)	Inception date is July 7, 2011.

(b)	Inception date is November 16, 2011.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index “covered” call option, generally on the third Friday of each month. Index returns assume the reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2015
Top Ten Holdings by Industry	% of Net Assets
Pharmaceuticals	9.7%
Retail	8.5%
Banks	8.4%
Internet	8.1%
HealthCare-Products	6.1%
Electric	5.4%
Computers	5.4%
Software	5.2%
Oil & Gas	4.9%
Short Term Investments	11.2%
Other, Cash & Cash Equivalents	27.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCKS - 90.3%
	AEROSPACE/DEFENSE - 0.6%
1,400	Boeing Co. +	$183,330

	AGRICULTURE - 3.0%
12,500	Philip Morris International, Inc. +	991,625

	BANKS - 8.4%
9,500	Bank of New York Mellon Corp. +	371,925
7,000	Citigroup, Inc. +	347,270
20,000	Fifth Third Bancorp +	378,200
2,100	Goldman Sachs Group, Inc. +	364,896
8,400	JPMorgan Chase & Co. +	512,148
11,000	US Bancorp +	451,110
6,600	Wells Fargo & Co. +	338,910
		2,764,459
	BEVERAGES - 2.3%
8,200	PepsiCo, Inc. +	773,260

	BIOTECHNOLOGY - 0.9%
2,100	Amgen, Inc. +	290,472

	COMMERCIAL SERVICES - 0.6%
2,200	MasterCard, Inc. +	198,264

	COMPUTERS - 5.4%
9,600	Apple, Inc. +	1,058,880
5,900	EMC Corp. +	142,544
4,000	International Business Machines Corp. +	579,880
		1,781,304
	COSMETICS/PERSONAL CARE - 1.5%
1,900	Colgate-Palmolive Co. +	120,574
5,400	Proctor & Gamble Co. +	388,476
		509,050
	DISTRIBUTION/WHOLESALE - 1.6%
14,000	Fastenal Co. +	512,540

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
7,500	Visa, Inc. - Cl. A +	522,450

	ELECTRIC - 5.4%
21,500	PPL Corp. +	707,135
24,200	Southern Co. +	1,081,740
		1,788,875
	ELECTRONICS - 0.7%
1,900	Thermo Fisher Scientific, Inc. +	232,332

	FOOD - 1.2%
10,000	Sysco Corp. +	389,700

	HEALTHCARE-PRODUCTS - 6.1%
4,300	Baxter International, Inc. +	141,255
8,800	Danaher Corp. +	749,848
7,100	Medtronic PLC +	475,274
6,600	Stryker Corp. +	621,060
		1,987,437
	HEALTHCARE-SERVICES - 0.5%
1300	UnitedHeath Group, Inc. +	150,813

	INSURANCE - 3.3%
3,200	American International Group, Inc. +	181,824
3,300	Berkshire Hathaway, Inc. - Cl. B + *	430,320
3,300	MetLife, Inc. +	155,595
4,300	Prudential Financials, Inc. +	327,703
		1,095,442

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	INTERNET - 8.1%
1,800	Alphabet, Inc. *	$1,149,066
13,900	Facebook, Inc. - Cl. A + *	1,249,610
200	Priceline Group, Inc. *	247,372
		2,646,048
	MEDIA - 1.6%
9,400	Comcast Corp. +	534,672

	MISCELLANEOUS MANUFACTURING - 3.3%
2,700	3M Co. +	382,779
27,700	General Electric Co. +	698,594
		1,081,373
	OIL & GAS - 4.9%
7,900	Chevron Corp. +	623,152
13,100	Exxon Mobil Corp. +	973,985
		1,597,137
	PHARMACEUTICALS - 9.7%
3,900	Abbott Laboratories	156,858
2,700	AbbVie, Inc. +	146,907
4,500	Baxalta, Inc. +	141,795
18,100	Bristol-Myers Squibb Co. +	1,071,520
11,600	Johnson & Johnson +	1,082,860
8,300	Merck & Co., Inc. +	409,937
5,100	Pfizer, Inc. +	160,191
		3,170,068
	PIPELINES - 0.8%
9,400	Kinder Morgan, Inc. +	260,192

	RETAIL - 8.5%
1,300	Costco Wholesale Corp. +	187,941
1,700	CVS Health Corp. +	164,016
2,600	Dollar General Corp. +	188,344
2,700	Home Depot, Inc. +	311,823
10,900	McDonald’s Corp. +	1,073,977
3,300	Starbucks Corp. +	187,572
4,300	Target Corp. +	338,238
5,000	Wal-Mart Stores, Inc. +	324,200
		2,776,111
	SEMICONDUCTORS - 1.0%
11,300	Intel Corp. +	340,582

	SOFTWARE - 5.2%
14,600	Microsoft Corp. +	646,197
16,900	Oracle Corp. +	610,428
4,300	Paychex, Inc. +	204,809
3,700	Salesforce.com, Inc. *	256,891
		1,718,325
	TELECOMUNICATIONS - 4.1%
17,200	Cisco Systems, Inc. +	451,500
20,800	Verizon Communications, Inc. +	905,008
		1,356,508

	TOTAL COMMON STOCKS (Cost - $32,418,411)	29,652,369

Contracts ^
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.7%
90	S&P 500 Index	247,500
	Expiration October 2015, Exercise Price $1,850.00
	TOTAL PUT OPTIONS PURCHASED - (Cost $166,640)
Shares
	SHORT TERM INVESTMENTS - 11.2%
3,680,356	Federated Government Obligations Fund, 0.01%** (Cost - $3,680,356)	3,680,356

	TOTAL INVESTMENTS - 102.2% (Cost - $36,265,407) (a)	$33,580,225
	CALL OPTIONS WRITTEN - (2.6)% (Proceeds - $1,018,153)	(848,206)
	OTHER ASSETS LESS LIABILITIES - 0.4%	114,415
	NET ASSETS - 100.0%	$32,846,434

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * - (2.6)%
27	3M Co.	$18,360
	Expiration January 2016, Exercise Price $140.00
39	Abbot Laboratories	4,290
	Expiration January 2016, Exercise Price $43.00
27	AbbVie, Inc.	2,430
	Expiration January 2016, Exercise Price $62.50
6	Alphabet, Inc.	3,594
	Expiration October 2015, Exercise Price $675.00
6	Alphabet, Inc.	11,160
	Expiration November 2015, Exercise Price $660.00
6	Alphabet, Inc.	8,640
	Expiration October 2015, Exercise Price $674.50
32	American International Group, Inc.	5,024
	Expiration January 2016, Exercise Price $60.00
21	Amgen, Inc.	4,830
	Expiration January 2016, Exercise Price $160.00
40	Apple, Inc.	22,000
	Expiration January 2016, Exercise Price $115.00
56	Apple, Inc.	19,712
	Expiration November 2015, Exercise Price $115.00
50	Bank of New York Mellon Corp.	5,900
	Expiration January 2016, Exercise Price $41.00
45	Bank of New York Mellon Corp.	990
	Expiration October 2015, Exercise Price $41.00
45	Baxalta, Inc.	2,475
	Expiration November 2015, Exercise Price $37.50
43	Baxter International, Inc.	1,311
	Expiration January 2016, Exercise Price $40.00
33	Berkshire Hathaway, Inc.	5,214
	Expiration January 2016, Exercise Price $140.00
14	Boeing Co.	6,720
	Expiration January 2016, Exercise Price $135.00
81	Bristol-Myers Squibb Co.	19,440
	Expiration January 2016, Exercise Price $62.50
100	Bristol-Myers Squibb Co.	14,400
	Expiration October 2015, Exercise Price $60.00
79	Chevron Corp.	21,330
	Expiration November 2015, Exercise Price $80.00
172	Cisco Systems, Inc.	9,632
	Expiration October 2015, Exercise Price $26.00
70	Citigroup, Inc.	19,740
	Expiration January 2016, Exercise Price $50.00
19	Colgate-Palmolive Co.	1,919
	Expiration January 2016, Exercise Price $67.50
94	Comcast Corp.	25,756
	Expiration January 2016, Exercise Price $57.50
13	Costco Wholesale Corp.	11,583
	Expiration January 2016, Exercise Price $140.00
17	CVS Health Corp.	2,737
	Expiration January 2016, Exercise Price $105.00
88	Danaher Corp.	20,460
	Expiration January 2016, Exercise Price $90.00
26	Dollar General Corp.	1,794
	Expiration November 2015, Exercise Price $77.50
59	EMC Corp.	4,189
	Expiration November 2015, Exercise Price $25.00
131	Exxon Mobil Corp.	13,493
	Expiration November 2015, Exercise Price $77.50
16	Facebook, Inc. - Cl. A	7,440
	Expiration January 2016, Exercise Price $95.00
88	Facebook, Inc. - Cl. A	32,560
	Expiration January 2016, Exercise Price $97.50
35	Facebook, Inc. - Cl. A	14,000
	Expiration October 2015, Exercise Price $91.00
35	Facebook, Inc. - Cl. A	280
	Expiration October 2015, Exercise Price $93.00
140	Fastenal Co.	15,050
	Expiration January 2016, Exercise Price $39.00
200	Fifth Third Bancorp	11,200
	Expiration January 2016, Exercise Price $20.00
209	General Electric Co.	15,675
	Expiration January 2016, Exercise Price $26.00
68	General Electric Co.	1,564
	Expiration October 2015, Exercise Price $26.00

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (2.6)%
21	Goldman Sachs Group, Inc.	$6,930
	Expiration January 2016, Exercise Price $190.00
27	Home Depot, Inc.	5,778
	Expiration November 2015, Exercise Price $120.00
60	Intel Corp.	15,180
	Expiration October 2015, Exercise Price $28.00
53	Intel Corp.	9,010
	Expiration October 2015, Exercise Price $29.00
20	International Business Machines Corp.	5,080
	Expiration January 2016, Exercise Price $155.00
20	International Business Machines Corp.	10,300
	Expiration October 2015, Exercise Price $143.00
116	Johnson & Johnson	24,592
	Expiration January 2016, Exercise Price $97.50
42	JPMorgan Chase & Co.	9,954
	Expiration January 2016, Exercise Price $62.50
42	JPMorgan Chase & Co.	5,796
	Expiration January 2016, Exercise Price $65.00
42	JPMorgan Chase & Co.	588
	Expiration October 2015, Exercise Price $65.00
94	Kinder Morgan, Inc.	1,363
	Expiration October 2015, Exercise Price $31.00
22	MasterCard, Inc.	4,400
	Expiration January 2016, Exercise Price $97.00
20	McDonald’s Corp.	6,640
	Expiration January 2016, Exercise Price $100.00
69	McDonald’s Corp.	40,020
	Expiration January 2016, Exercise Price $95.00
20	McDonald’s Corp.	8,200
	Expiration October 2015, Exercise Price $95.00
71	Medtronic PLC	9,088
	Expiration January 2016, Exercise Price $72.50
26	Merck & Co., Inc.	1,742
	Expiration January 2016, Exercise Price $55.00
57	Merck & Co., Inc.	1,311
	Expiration October 2015, Exercise Price $52.50
33	MetLife, Inc.	8,893
	Expiration January 2016, Exercise Price $47.00
73	Microsoft Corp.	13,505
	Expiration January 2016, Exercise Price $45.00
73	Microsoft Corp.	13,286
	Expiration November 2015, Exercise Price $44.00
68	Oracle Corp.	3,196
	Expiration January 2016, Exercise Price $40.00
101	Oracle Corp.	2,778
	Expiration January 2016, Exercise Price $41.00
43	Paychex, Inc.	6,020
	Expiration January 2016, Exercise Price $48.00
82	PepsiCo, Inc.	9,184
	Expiration October 2015, Exercise Price $95.00
25	Pfizer, Inc.	2,300
	Expiration January 2016, Exercise Price $33.00
26	Pfizer, Inc.	1,638
	Expiration January 2016, Exercise Price $34.00
125	Philip Morris International, Inc.	21,000
	Expiration January 2016, Exercise Price $82.50
215	PPL Corp.	23,650
	Expiration January 2016, Exercise Price $33.00
2	Priceline Group, Inc.	11,256
	Expiration January 2016, Exercise Price $1,300.00
54	Procter & Gamble Co.	6,156
	Expiration January 2016, Exercise Price $75.00
23	Prudential Financial, Inc.	8,740
	Expiration January 2016, Exercise Price $77.50
20	Prudential Financial, Inc.	3,840
	Expiration January 2016, Exercise Price $82.50
26	Salesforce.com, Inc.	9,490
	Expiration January 2016, Exercise Price $72.50
11	Salesforce.com, Inc.	3,300
	Expiration January 2016, Exercise Price $75.00
242	Southern Co.	31,460
	Expiration January 2016, Exercise Price $45.00

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (2.6)%
33	Starbucks Corp.	$14,355
	Expiration January 2016, Exercise Price $55.00
66	Stryker Corp.	14,520
	Expiration January 2016, Exercise Price $100.00
49	Sysco Corp.	3,920
	Expiration January 2016, Exercise Price $41.00
51	Sysco Corp.	1,020
	Expiration November 2015, Exercise Price $42.00
21	Target Corp.	6,300
	Expiration January 2016, Exercise Price $80.00
22	Target Corp.	5,148
	Expiration October 2015, Exercise Price $77.50
19	Thermo Fisher Scientific, Inc.	9,500
	Expiration January 2016, Exercise Price $125.00
13	UnitedHealth Group, Inc.	6,760
	Expiration January 2016, Exercise Price $120.00
110	US Bancorp	11,330
	Expiration January 2016, Exercise Price $43.00
130	Verizon Communications, Inc.	6,240
	Expiration January 2016, Exercise Price $46.00
78	Verizon Communications, Inc.	156
	Expiration October 2015, Exercise Price $46.00
75	Visa, Inc.	16,875
	Expiration January 2016, Exercise Price $72.50
50	Wal-Mart Stores, Inc.	7,250
	Expiration January 2016, Exercise Price $67.50
66	Wells Fargo & Co.	12,276
	Expiration January 2016, Exercise Price $52.50
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $1,018,153)	$848,206

+	All or a portion of the security is held as collateral for covered calls. Total value of pledged securities at September 30, 2015 is $848,206. The amount is limited to the derivative liability balance and does not include excess collateral pledged.

*	Non-income producing securities.

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

PLC - Public Limited Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including put options purchased and call options written) is $36,526,397 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$58,511
Unrealized depreciation:	(3,852,889)
Net unrealized depreciation:	$(3,794,378)

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

ASSETS
Investment securities:
At cost	$36,265,407
At value	$33,580,225
Receivable for securities sold	340,220
Dividends receivable	55,170
Receivable for Foreign Tax Reclaims	1,743
Receivable for Fund shares sold	464
Prepaid expenses and other assets	31,832
TOTAL ASSETS	34,009,654

LIABILITIES
Options written, at value (Proceeds $1,018,153)	848,206
Payable for investments purchased	286,240
Investment advisory fees payable	21,511
Distribution (12b-1) fees payable	1,886
Accrued expenses and other liabilities	5,377
TOTAL LIABILITIES	1,163,220
NET ASSETS	$32,846,434

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$34,814,980
Undistributed net investment loss	(27,969)
Accumulated net realized gain from security transactions and options contracts	574,658
Net unrealized depreciation of investments and options written contracts	(2,515,235)
NET ASSETS	$32,846,434

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$9,200,159
Shares of beneficial interest outstanding	946,642
Net asset value (Net Assets ÷ Shares Outstanding)	$9.72
Maximum offering price per share (maximum sales charges of 5.75%)	$10.31

Class I Shares:
Net Assets	$23,646,275
Shares of beneficial interest outstanding	2,434,703
Net asset value (Net Assets ÷ Shares Outstanding) offering and redemption price per share	$9.71

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2015

INVESTMENT INCOME
Dividends (less foreign dividend tax withholding of $1,140)	$440,733
Interest	78
TOTAL INVESTMENT INCOME	440,811
EXPENSES
Investment advisory fees	143,143
Distribution (12b-1) fees:
Class A	14,018
Registration fees	20,000
Transfer agent fees	18,000
Administrative services fees	14,700
Accounting services fees	13,033
Legal fees	8,500
Audit fees	8,250
Compliance officer fees	7,250
Custodian fees	6,001
Trustees fees and expenses	6,001
Printing and postage expenses	5,014
Other expenses	3,250
TOTAL EXPENSES	267,160

Fees recaptured by the Advisor	28,574

NET EXPENSES	295,734

NET INVESTMENT INCOME	145,077

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized gain (loss) on:
Investments	(766,122)
Options purchased	420,144
Options written	1,484,085
Net realized gain on investments and options contracts	1,138,107
Net change in unrealized appreciation (depreciation) on:
Investments	(2,139,606)
Options purchased	80,860
Options written	60,382
Net change in unrealized depreciation on investments and options contracts	(1,998,364)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND OPTIONS CONTRACTS	(860,257)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(715,180)

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
FROM OPERATIONS
Net investment income	$145,077	$234,602
Net realized gain on investments and options contracts	1,138,107	3,837,322
Net change in unrealized (depreciation) on investments and options contracts	(1,998,364)	(2,653,846)
Net increase (decrease) in net assets resulting from operations	(715,180)	1,418,078

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(230,308)	(1,667,257)
Class I	(554,944)	(3,373,616)
From net investment income:
Class A	(40,314)	(59,377)
Class I	(132,732)	(179,431)
Net decrease in net assets resulting from distributions to shareholders	(958,298)	(5,279,681)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	760,462	4,959,485
Class I	2,883,707	9,488,183
Net asset value of shares issued in reinvestment of distributions:
Class A	263,777	1,682,863
Class I	647,906	3,272,808
Payments for shares redeemed:
Class A	(3,571,335)	(5,057,453)
Class I	(6,878,807)	(974,557)
Net increase (decrease) in net assets from shares of beneficial interest	(5,894,290)	13,371,329

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,567,768)	9,509,726

NET ASSETS
Beginning of Period	40,414,202	30,904,476
End of Period*	$32,846,434	$40,414,202
* Includes undistributed net investment loss of:	$(27,969)	$—

SHARE ACTIVITY
Class A:
Shares Sold	74,181	431,235
Shares Reinvested	26,657	163,259
Shares Redeemed	(351,365)	(438,905)
Net increase (decrease) in shares of beneficial interest outstanding	(250,527)	155,589

Class I:
Shares Sold	281,445	857,534
Shares Reinvested	65,643	317,850
Shares Redeemed	(677,929)	(88,799)
Net increase (decrease) in shares of beneficial interest outstanding	(330,841)	1,086,585

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the Six
	Months Ended		For the		For the		For the		For the
	September 30, 2015		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012 (1)
Net asset value, beginning of period	$10.21		$11.37		$10.60		$10.22		$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.06		0.08		0.11		0.06
Net realized and unrealized gain (loss) on investments	(0.26)		0.45		0.93		0.67		0.22
Total from investment operations	(0.24)		0.51		1.01		0.78		0.28
Less distributions from:
Net investment income	(0.04)		(0.06)		(0.08)		(0.11)		(0.06)
Net realized gains	(0.21)		(1.61)		(0.16)		(0.29)		—
Total distributions	(0.25)		(1.67)		(0.24)		(0.40)		(0.06)
Net asset value, end of period	$9.72		$10.21		$11.37		$10.60		$10.22
Total return (3)	(2.35	)% (4)	4.51%		9.63%		7.90%		2.79	% (4)
Net assets, at end of period (000s)	$9,200		$12,223		$11,842		$10,044		$8,511
Ratio of gross expenses to average net assets before waiver/recapture	1.57	% (7)	1.57%		1.85	% (6)	2.51	% (6)	3.93	% (6,7)
Ratio of net expenses to average net assets after waiver/recapture	1.85	% (5,7)	1.85	% (5)	1.85%		1.95%		1.95	% (7)
Ratio of net investment income to average net assets	0.45	% (7)	0.49%		0.68%		1.11%		0.87	% (7)
Portfolio Turnover Rate	138	% (4)	265%		114%		77%		43	% (4)

(1)	The Iron Horse Fund’s Class A shares commenced operations on July 7, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Represent the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.

(7)	Annualized.

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the Six
	Months Ended		For the		For the		For the		For the
	September 30, 2015		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012 (1)
Net asset value, beginning of period	$10.19		$11.35		$10.58		$10.21		$9.39
Activity from investment operations:
Net investment income (2)	0.05		0.09		0.10		0.14		0.05
Net realized and unrealized gain (loss) on investments	(0.27)		0.44		0.94		0.67		0.82
Total from investment operations	(0.22)		0.53		1.04		0.81		0.87
Less distributions from:
Net investment income	(0.05)		(0.08)		(0.11)		(0.15)		(0.05)
Net realized gains	(0.21)		(1.61)		(0.16)		(0.29)		—
Total distributions	(0.26)		(1.69)		(0.27)		(0.44)		(0.05)
Net asset value, end of period	$9.71		$10.19		$11.35		$10.58		$10.21
Total return (3)	(2.13	)% (4)	4.78%		9.91%		8.17%		9.30	% (4)
Net assets, at end of period (000s)	$23,646		$28,191		$19,062		$10,825		$9,615
Ratio of gross expenses to average net assets before waiver/recapture	1.32	% (7)	1.32%		1.60	% (6)	2.26	% (6)	2.85	% (6,7)
Ratio of net expenses to average net assets after waiver/recapture	1.42	% (5,7)	1.60	% (5)	1.60%		1.70%		1.70	% (7)
Ratio of net investment income to average net assets	0.89	% (7)	0.73%		0.93%		1.37%		1.39	% (7)
Portfolio Turnover Rate	138	% (4)	265%		114%		77%		43	% (4)

(1)	The Iron Horse Fund’s Class I shares commenced operations on November 16, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Represent the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.

(7)	Annualized.

See accompanying notes to financial statements.

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2015

1.	ORGANIZATION

The Iron Horse Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is total return with less volatility than equity markets in general. The Fund commenced operations on July 7, 2011.

The Fund currently offers two classes of shares: Class A and Class I shares. Class A shares commenced operations on July 7, 2011 and Class I shares on November 16, 2011. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$29,652,369	$—	$—	$29,652,369
Put Options Purchased	247,500	—	—	247,500
Short-Term Investments	3,680,356	—	—	3,680,356
Total	$33,580,225	$—	$—	$33,580,225
Liabilities *
Call Options Written	$848,206	$—	$—	$848,206
Total	$848,206	$—	$—	$848,206

The Fund did not hold any Level 2 or Level 3 securities during the period.

It is the Fund’s policy to recognize transfers between Level 1 and Level 2 at the end of the reporting period. There were no transfers into or out of Level 1 or Level 2 during the period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When the Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 through 2014, or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of Nebraska and foreign jurisdictions where the Fund may make significant investments.

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Van Hulzen Asset Management, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board, the Advisor is responsible for the management of the Fund’s investment portfolio. Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended September 30, 2015, the Advisor earned advisory fees of $143,143.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, at least until July 31, 2016, to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads; brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) do not exceed 1.95% and 1.70% of the daily average net assets attributable to the Class A and Class I shares respectively. During the six months ended September 30, 2015, the Advisor did not waive any fees as gross expenses did not exceed the contractual limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.95%, and 1.70% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.95% and 1.70% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 1.95% and 1.70% per annum of the Fund’s average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Through September 30, 2015, the Advisor has voluntarily limited the amount of recaptured previously waived fees and expenses up to 1.85% and 1.60% of average daily

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

net assets for Class A and Class I shares, respectively. The Advisor recaptured $28,574 of prior waived fees during the six months ended September 30, 2015. For the six months ended September 30, 2015, the total remaining amount of expenses reimbursed subject to recapture was $38,596 which will expire on March 31, 2016.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust, with respect to the Fund has adopted, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended September 30, 2015, the Fund incurred distribution fees of $14,018 for Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended September 30, 2015, the Distributor received $2,873 in underwriting commissions for sales of Class A shares, of which $400 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended September 30, 2015 amounted to $48,913,858 and $56,749,549, respectively.

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the six months ended September 30, 2015 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	7,003	$796,401
Options written	28,521	3,910,291
Options closed	(9,194)	(1,761,632)
Options exercised	(7,283)	(672,012)
Options expired	(13,970)	(1,254,895)
Outstanding at End of Period	5,077	$1,018,153

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

For the six months ended September 30, 2015, the amount of net change in unrealized appreciation and net realized gain on purchased options subject to equity price risk amounted to $80,860 and $420,144, respectively. The amount of net change in unrealized appreciation and net realized gain on written options subject to equity price risk amounted to $60,382 and $1,484,085, respectively. The fair value of these equity derivatives is $848,206. The figure for purchased options can be found in the Statement of Operations under the line item net realized gain (loss) from options purchased. The written options can be found in the Statement of Operations under the line items net change in unrealized appreciation on options written and net realized gain on options written.

The notional value of the derivative instruments outstanding as of September 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets –

During the six months ended September 30, 2015, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2015.

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received		Net Amount
Options Written	$848,206	(1)	$—	$848,206	$—	$848,206	(2)	$—
Total	$848,206		$—	$848,206	$—	$848,206		$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended March 31, 2015 and March 31, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2015	March 31, 2014
Ordinary Income	$2,182,359	$221,692
Long-Term Capital Gain	3,097,322	413,849
	$5,279,681	$635,541

As of March 31, 2015, the components of distributable earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficit)
$—	$1,022,572	$—	$(38,498)	$—	$(1,279,143)	$(295,069)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized gain is primarily attributable to the tax deferral of losses on wash sales and straddles.

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

Permanent book and tax differences, primarily attributable to the reclassification of distributions, and adjustments related to partnerships, resulted in reclassification for the year ended March 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gain (Loss)
$—	$4,206	$(4,206)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2015 Charles Schwab & Co. held approximately 43.83% of the voting securities of the Fund for the benefit of others.

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

IRON HORSE FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

Iron Horse Fund (Adviser – Van Hulzen Asset Management)*

In connection with the regular meeting held on March 25-27, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Van Hulzen Asset Management (the “Adviser”) and the Trust (the “Advisory Agreement”), with respect to Iron Horse Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser was established in 1998 and is currently managing approximately $575 million in assets, providing customized financial and retirement planning solutions to individuals and institutions primarily through separately managed accounts. The Board reviewed the background information on the key investment personnel who are responsible for servicing the Fund, taking into account their education and noting the investment team has diverse financial industry experience spanning portfolio management, risk management, financial planning, public accounting, investment banking, technical and behavioral analytics and macro-economics. The Board reviewed the Adviser’s investment process, noting investment decisions are developed by the investment committee, with final approval of the Chief Investment Officer, based on a fundamental bottom-up research process that uses cash flow and return on capital analytics to establish long term intrinsic value targets of dividend paying stocks, in addition to using risk analytics as a complement to the fundamental research. The Board reviewed the Adviser’s risk management approach, noting the investment team brings a strong risk management background and culture to the firm and employs a covered call option strategy as part of its investment process to mitigate a portion of the market risk with the understanding that there may be times when the Fund misses some upside gains but can potentially benefit during sideways and down markets. The Board acknowledged that the investment team’s diverse financial expertise has been a strength and appears to complement each other well especially in the area of risk management. The Board noted that the Adviser has had a 5 star Morningstar rating on its 13 year separately managed account long term track record. The Board concluded that the Adviser should be able to provide high quality service for the benefit of the Fund and its shareholders.

Performance. The Trustees evaluated the performance of the Fund, noting that the Fund had a 1-star Morningstar rating and a ranking in the 98th percentile over the past three years. They considered that the Fund appeared to show less volatility than general equity markets with a beta of 0.60 over the past three years. They noted the Fund’s Sharpe ratio over the same time period was lower than both the S&P 500 and the Fund’s Morningstar category, which indicated that the Fund’s conservative approach resulted in reduced returns. They noted that in particular, the amount of return sacrificed over the period was 1.81% compared to the S&P 500 and 1.5% compared to the Morningstar category. The Trustees considered the Adviser’s assertion that the Fund’s relative underperformance was a direct result of the Fund’s covered call strategy and the Adviser’s desire for the Fund to be only 55% to 65% net long. The Trustees reasoned that the statistics indicate that the Adviser appears to be meeting those stated goals, and they considered that the Fund has generally outperformed the benchmarks the Adviser asserts are more

IRON HORSE FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2015

appropriate. They observed that the Adviser remains committed to the strategy and concluded that the Adviser is accomplishing the stated goals and objective of the Fund.

Fees and Expenses. The Trustees noted that the current advisory fee of 0.75% was lower than the peer group average and adviser-selected Long/Short Morningstar category average, higher than the assigned Large Blend Morningstar category average, and within the ranges of all comparative groups. The Trustees also noted that the Fund’s net expense ratio was higher than the average of all comparison groups, but within the range of each. Based on these factors, and taking note of the expense cap in place for the Fund, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale would be realized by the Adviser with respect to management of the Fund. They considered the Adviser’s projected growth of the Fund, that the Fund’s advisory fee was recently reduced from 1.25% to 0.75%, and the Adviser’s assertion that the Fund was currently benefiting from economies of scale. Based on these factors, the Board concluded that the absence of breakpoints was acceptable at this time, but the matter of economies of scale would be reconsidered at the next renewal of the Advisory Agreement.

Profitability. The Trustees considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to the Fund. They reviewed the profitability analysis provided by the Adviser and agreed that profits, both in terms of actual dollars and as a percent of total revenue, were reasonable and not excessive based on the level of service provided by the Adviser.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of the Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

IRON HORSE FUND
EXPENSE EXAMPLES (Unaudited)
September 30, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account Value	Account Value	Paid During	Account Value	Paid During
	Ratio	4/1/15	9/30/15	Period*	9/30/15	Period*

Class A	1.85%	$1,000.00	$976.50	$9.17	$1,015.79	$9.35
Class I	1.42%	$1,000.00	$978.70	$7.04	$1,017.95	$7.18

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-241-7514 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-241-7514.

INVESTMENT ADVISOR
Van Hulzen Asset Management, LLC
950 Iron Point Road, Suite 290
Folsom, CA 95630

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/4/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 12/4/15